SHARE-BASED COMPENSATION- Assumptions Used to Value the Company's Options Grants (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 $ / shares
Risk-free interest rate Minimum		1.68%
Risk-free interest rate Maximum		2.47%
Expected term (in years)		6 years
Expected volatility Minimum		39.91%
Expected volatility Maximum		41.29%
Maximum [Member]
Exercise price (USD)		$ 0.7
Exercise multiple		2.8
Expected forfeiture rate (post-vesting)		5.00%
Fair value of the underlying shares on the date of options grants (US$)		$ 1.42
Fair value of share option (US$)		1.32
Minimum [Member]
Exercise price (USD)		$ 0.1
Exercise multiple		2.2
Expected forfeiture rate (post-vesting)		0.00%
Fair value of the underlying shares on the date of options grants (US$)		$ 0.46
Fair value of share option (US$)		$ 0.11